Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Sound Mind Investing Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – SOUND MIND INVESTING BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sound Mind Investing Balanced Fund (the “Sound Mind Investing Balanced Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 270% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	270.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a diversified portfolio of equities and fixed income securities. The Adviser determines how the Fund’s assets will be allocated between equity and fixed income securities. Under normal circumstances the Fund will target an approximate mix of 60% equity securities and 40% fixed income securities. The Adviser periodically rebalances the Fund’s asset allocation in response to market conditions and to ensure an appropriate mix of elements in the Fund.

Description of Equity Portfolio. The Fund seeks to achieve its objective of capital appreciation by investing approximately 60% (not less than 45% or more than 75%) in a diversified portfolio of other investment companies that invest primarily in equity securities using a “fund upgrading” strategy. The Fund’s Adviser, SMI Advisory Services, LLC, begins by sorting over 1,000 open- end equity mutual funds and exchange-traded funds (“ETFs”) into asset classes, then ranks the funds within each category based primarily on its analysis of the funds’ total returns for the most recent three, six and twelve months and, secondarily, on factors such as asset level and flows, management styles and experience, redemption policies and fees, and historical volatility. The Fund typically purchases shares of highly ranked funds in each category. On an ongoing basis, the Adviser monitors the performance of a wide universe of funds, and upgrades the Fund’s portfolio by moving assets into those funds deemed by the Adviser to be most attractive (at the time of analysis) based on the factors described above. This upgrading process is designed to invest the Fund’s assets in underlying funds that demonstrate superior current performance relative to their peers, as determined by the Adviser using its proprietary performance model and screening process. Equity securities in which the Fund may invest include open-end mutual funds and exchange-traded funds that invest primarily in equity securities. These underlying funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Fund’s investment strategy involves active trading, which results in a high portfolio turnover rate.

Description of Fixed Income Portfolio. Under normal market conditions, the Fund will invest approximately 40% (not less than 25% nor more than 55%) of its assets, determined at the time of purchase, in fixed income senior securities.

Fixed Income Securities in which the Fund may invest include open-end mutual funds and ETFs that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the Fund may invest. The underlying funds may invest in fixed income securities denominated in foreign currencies. The underlying funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements. The Fund may also invest in fixed income securities directly. The Fund may utilize Scout Investments, Inc. through its REAMs Asset Management division (“Subadviser”) when direct investment in fixed income securities are among the chosen assets.

To the extent the Fund utilizes the Subadviser to manage the fixed income allocation of the Fund’s overall assets, the Subadviser attempts to maximize total return over a long-term horizon through opportunistic investing in a diversified portfolio of fixed income securities of any duration, such as short-term fixed income securities, U.S. government securities, corporate debt securities, mortgage-backed and other asset-backed securities, repurchase agreements, obligations of foreign governments or their subdivisions, agencies and instrumentalities, credit default swaps and credit default swap index products. The Subadviser’s fixed income selection process combines top-down interest rate management with bottom-up bond selection using internal research and scenario analysis, focusing on issues the Subadviser believes are undervalued. The Subadviser first establishes the fixed income portfolio’s duration at any levels it deems appropriate based on market conditions, and then screens issues and identifies which bonds the Subadviser believes will perform the best under the most likely scenario, considering factors such as sector exposures, the Subadviser’s outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. Option-adjusted spread analysis refers to when evaluating the various sectors of the fixed income market, the Subadviser believes the best gauge of value is the compensation for default risk (credit risk) relative to risk-free Treasury securities. Every non-Treasury security possesses an OAS (option-adjusted spread), which is the compensation in basis points of yield versus like-maturity Treasury securities. These spreads are option adjusted, meaning clean of any call or put options present. The Subadvisers analysis of value across the market is focused on comparing OAS’s in an isolated format, or versus other sectors over time.

		The Subadviser selects fixed income securities for the Fund’s portfolio based primarily on valuation. The Subadviser constantly monitors the expected returns of the securities in the Fund versus those available in the market that the Subadviser is considering for purchase. The Subadviser will replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. The Fund may buy or sell credit default swap (CDX) contracts. The Fund also may enter into CDX agreements as a buyer or seller, which may include both single name CDX agreements and CDX index products. When the Fund writes CDX contracts, it will segregate cash or liquid securities in an amount equal to the notional value of such contracts. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. CDX index products and options thereon allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements. The Sub-Adviser may utilize Treasury futures, which are derivative instruments that are based on U.S. Treasury bonds and notes and that allow investors to protect themselves against volatility in interest rates.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund. Insofar as the Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser's or the Subadviser's investment approach may fail to produce the intended results. If the Adviser's or Subadviser's perception of a security's worth is not realized in the expected time frame, the Fund's overall performance may suffer.

Other Investment Company Securities Risks. When the Fund invests in other mutual funds and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Fixed Income Securities Risk. To the extent the Fund invests directly or in other investment companies or ETFs that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.
Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.
Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.
Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund's income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.
Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
Prepayment Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.
Income Risk. The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.
High-Yield Securities ("Junk Bond") Risk. To the extent that the Fund invests in high- yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment, which will affect the Fund's return.

Portfolio Turnover Risk. The Fund's investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

Foreign Securities Risk. The Fund may invest directly or through underlying funds in foreign securities, which are subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.

Mortgage-Backed and Asset-Backed Securities Risk. Movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Credit Default Swaps Product Risk. Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Market Timing Risk. Because the Fund does not consider underlying funds' policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

Small- and Mid-Cap Stock Risk. Small- and mid-cap company stocks in which underlying funds may invest tend to be more volatile and less liquid than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Style Risk. The particular style or styles used primarily by the advisers of underlying funds in which the Fund invests may not produce the best results and may increase the volatility of the Fund's share price.

Volatility Risk. The value of the Fund's investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Industry or Sector Focus Risk. To the extent that underlying funds in which the Fund invests focus their investments in a particular industry or sector, the Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. With respect to the Equity Portfolio and Fixed Income Portfolio of the Fund, underlying funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

		Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency's opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below compares the Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index. The Fund began operations on December 29, 2010 as a separate series of the Unified Series Trust (the “Predecessor Fund”). On February 28, 2013, the Predecessor Fund was reorganized as a new series of the Valued Advisers Trust. Performance shown below for periods prior to February 28, 2013 is for the Predecessor Fund. This information provides some indication of the risks of investing in the Fund. Past performance of the Predecessor Fund and the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below compares the Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has historically used the S&P 500 Index to measure its relative performance. Effective February 28, 2014, the Fund will use the Wilshire 5000© Total Market Index to measure its performance. The Fund's Adviser feels that the Wilshire 5000© Total Market Index is more reflective than the S&P 500 Index of the broader securities market in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 764-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smifund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Predecessor Fund and the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2012, 6.87% Worst Quarter: 3rd Quarter, 2011, -11.21%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.
Sound Mind Investing Balanced Fund | Sound Mind Investing Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Fee for Redemptions Paid by Wire	rr_RedemptionFee	$ 15.00
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.83%
1 year	rr_ExpenseExampleYear01	186
3 years	rr_ExpenseExampleYear03	653
5 years	rr_ExpenseExampleYear05	1,146
10 years	rr_ExpenseExampleYear10	$ 2,505
2011	rr_AnnualReturn2011	(2.85%)
2012	rr_AnnualReturn2012	9.05%
2013	rr_AnnualReturn2013	22.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.21%)
1 Year	rr_AverageAnnualReturnYear01	22.07%
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010
Sound Mind Investing Balanced Fund | Return After Taxes on Distributions | Sound Mind Investing Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010
Sound Mind Investing Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Sound Mind Investing Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.37%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010
Sound Mind Investing Balanced Fund | S&P 500 Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	16.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010
Sound Mind Investing Balanced Fund | Wilshire 5000© Total Market Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.05%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	15.85%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010	[2]
Sound Mind Investing Balanced Fund | Barclay’s Capital U.S. Aggregate Bond© Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010
Sound Mind Investing Balanced Fund | Weighted Index (Weighted Index (60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index)) (reflects no deductions for fees, expenses and taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.92%
Since Inception	rr_AverageAnnualReturnSinceInception	10.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010

[1]	The Adviser contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.15% of the Fund's average daily net assets through February 28, 2015. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees. The Adviser is also entitled to recoupment related to fees waived and/or expenses reimbursed with respect to the Predecessor Fund.
[2]	The Fund has historically used the S&P 500 Index to measure its relative performance. Effective February 28, 2014, the Fund will use the Wilshire 5000© Total Market Index to measure its performance. The Fund's Adviser feels that the Wilshire 5000© Total Market Index is more reflective than the S&P 500 Index of the broader securities market in which the Fund invests.